Share-based payments	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Share-based payments
12. Share-based payments
Immatics N.V. has two share-based payment plans. In June 2020, Immatics N.V. established an initial equity incentive plan (“2020 Equity Plan”). At the Annual General Meeting on June 13, 2022, Immatics´ s shareholders approved the Company’s 2022 stock option and incentive plan (“2022 Equity Plan”). The 2022 Equity Plan allows the company to grant additional options, other than that, it does not materially differ from the 2020 Equity Plan.
Immatics Biotechnologies GmbH previously issued share-based awards to employees under two different plans. Under the Immatics Biotechnologies GmbH Stock Appreciation Program 2010 (the “2010 Plan”), the Company issued stock appreciation rights (“SARs”), which the Group accounted for as cash-settled awards. Under the Immatics Biotechnologies 2016 Equity Incentive Plan (“2016 Plan”), the Company issued tandem awards, which contained the possibility to function as either a SAR or a stock option.
The Group accounted for awards issued under the 2016 Plan, which were redeemable in either cash or equity shares at the Group’s discretion, as equity settled.
As part of the ARYA Merger, all outstanding awards under the 2010 Plan and 2016 Plan were replaced by a combination of cash payments and share-based awards under the 2020 Equity Plan in Immatics N.V. Under the 2020 Plan, management and employees have been granted different types of options, all of which are equity-settled transactions. As part of the replacement, active employees and management members received stock options
(“Matching Stock Options”) to acquire shares in Immatics N.V. The Matching Stock Options have an exercise price of
$10.00 and vested fully on
July 31, 2021
. The award recipient must remain employed by Immatics or one of its affiliates through the vesting date, to receive the option. The awards have a ten-year contract life.
Matching Stock Options outstanding as of June 30, 2022:

	2022
	Weighted average exercise price in USD	Number
Matching Stock Options outstanding on January 1,	10.00	1,406,468
Matching Stock Options forfeited	—	—
Matching Stock Options exercised	—	—
Matching Stock Options expired	10.00	1,638
Matching Stock Options outstanding on June 30,	10.00	1,404,830
Matching Stock Options exercisable on June 30,	10.00	1,404,830
Weighted average remaining contract life (years)	8.01
For any outstanding 2016 Plan and 2010 Plan awards scheduled to vest on or after January 1, 2021, employees received replacement stock options (“Converted Options”) to acquire shares in Immatics N.V. The Converted Options have comparable terms to previous awards, with revised exercise prices reflecting the reorganized capital structure of Immatics. The options granted under the 2020 Equity Plan that gives employees the right to acquire shares in Immatics N.V., are accounted for as a modification under IFRS 2, with the incremental fair value expensed over the remaining vesting period.
The incremental fair value is the difference between the fair value of the options to purchase ordinary shares under the 2020 Equity Plan to acquire shares in Immatics N.V., and the fair value of the exchanged unvested SAR (both measured at the date on which the replacement award is issued).
Based on the terms of the Converted Options award agreements, the awards had a service commencement date in June 2020. However, the grant date criteria for these awards, as specified in IFRS 2 and the underlying award agreements, were not met until July 1, 2020.
Converted Options outstanding as of June 30, 2022:

	2022
	Weighted average exercise price in USD	Number
Converted Options outstanding on January 1,	2.64	566,311
Converted Options forfeited	1.35	7,738
Converted Options exercised	1.43	1,222
Converted Options expired	1.34	227
Converted Options outstanding on June 30,	2.66	557,124
Converted Options exercisable on June 30,	2.64	328,859
Weighted average remaining contract life (years)	5.51
Under the 2020 Plan and the 2022 Plan, Immatics also issues employee stock options with a service requirement (“Service Options”), to acquire shares of Immatics N.V. The service-based options for employees including management will vest solely on a four-year time-based vesting schedule. Under the 2022 Plan, annual service options for members of the Board of Directors will vest entirely after one year. Service Options are granted on a recurring basis.
The Company granted Service Options on March 22, 2022, on March 29, 2022, on June 14, 2022, and on June 30, 2022, which were accounted for using the respective grant date fair value. Immatics applied a Black Scholes pricing model to estimate the fair value of the Service Options, with a weighted average fair value of $5.84 for Service Option granted during the six months ended June 30, 2022.

	As of March 22, 2022	As of March 29, 2022	As of June 14, 2022	As of June 30, 2022
Exercise price in USD	$7.40	$8.15	$7.94	$8.71
Underlying share price in USD	$7.40	$8.15	$7.94	$8.71
Volatility	81.75%	81.58%	82.57%	82.17%
Time period (years)	6.11	6.11	5.58	6.08
Risk free rate	2.39%	2.48%	3.57%	3.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Service Options outstanding as of June 30, 2022:

	2022
	Weighted average exercise price in USD	Number
Service Options outstanding on January 1,	10.57	3,725,619
Service Options granted in March,	7.94	104,963
Service Options granted in June,	8.25	523,945
Service Options forfeited	10.62	51,582
Service Options exercised	—	—
Service Options expired	9.97	1,189
Service Options outstanding on June 30,	10.22	4,301,756
Service Options exercisable on June 30,	9.97	802,615
Weighted average remaining contract life (years)	9.15
In addition, after the closing of the ARYA Merger certain executive officers and key personnel of the Group received under the 2020 Equity Plan performance-based options (“PSUs”), vesting based on both the achievement of market capitalization milestones and satisfaction of a four-year time-based vesting schedule. The PSUs are split into three equal tranches. The performance criteria for each of the three respective tranches requires Immatics to achieve a market capitalization of at least $1.5 billion, $2 billion and $3 billion, respectively.
A Monte-Carlo simulation model has been used to measure the fair value at grant date of the PSUs. This model incorporates the impact of the performance criteria regarding market capitalization described above in the calculation of the award’s fair value at grant date. In addition to the probability of achieving the market capitalization performance criteria, the inputs used in the measurements of the fair value at grant date of the PSUs were as follows:
PSUs outstanding as of June 30, 2022:

	2022
	Weighted average exercise price in USD	Number

PSUs outstanding on January 1,	10.08	3,696,000
PSUs granted	—	—
PSUs forfeited	—	—
PSUs outstanding on June 30,	10.08	3,696,000
PSUs exercisable on June 30,	—	—
Weighted average remaining contract life (years)	8.49

The Group recognized total employee-related share-based compensation expense, during the three and six months ended June 30, 2022 and 2021 as set out below:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	(Euros in thousands)		(Euros in thousands)

Research and development expenses	3,107	4,676	6,375	9,574
General and administrative expenses	2,453	3,289	4,887	6,695

Total share-based compensation	5,560	7,965	11,262	16,269

The share-based compensation expense for the three and six months ended June 30, 2022 decreased, since the matching stock options issued under 2020 Equity Plan vested fully on July 31, 2021.